Other Plant and Equipment	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
Other Plant and Equipment	OIL AND GAS PROPERTIES

	Cost	Accumulated depletion	Net book value
Balance, December 31, 2017	$7,932,327	$(3,974,018)	$3,958,309
Capital expenditures	485,154	—	485,154
Corporate acquisition (note 4)	1,748,368	—	1,748,368
Property acquisitions	202	—	202
Transfers from exploration and evaluation assets (note 6)	13,866	—	13,866
Change in asset retirement obligations (note 12)	238,662	—	238,662
Divestitures	(15)	—	(15)
Impairment	—	(285,341)	(285,341)
Foreign currency translation	325,969	(110,651)	215,318
Depletion	—	(556,634)	(556,634)
Balance, December 31, 2018	$10,744,533	$(4,926,644)	$5,817,889
Capital expenditures	549,343	—	549,343
Property acquisitions	2,636	—	2,636
Transfers from exploration and evaluation assets (note 6)	16,204	—	16,204
Change in asset retirement obligations (note 12)	23,894	—	23,894
Divestitures	(2,069)	1,690	(379)
Property swaps	1,773	—	1,773
Impairment	—	(180,000)	(180,000)
Foreign currency translation	(208,017)	89,813	(118,204)
Depletion	—	(725,267)	(725,267)
Balance, December 31, 2019	$11,128,297	$(5,740,408)	$5,387,889
Baytex recorded impairment expense related to oil and gas properties of $180.0 million for the year ended December 31, 2019 and $285.3 million for the year ended December 31, 2018.

At December 31, 2019, the Company identified indicators of impairment for its Peace River CGU due to a sustained decline in Canadian heavy oil prices and a reduction in planned exploration and development expenditures related to thermal properties in the Peace River CGU. The recoverable amount of the Peace River CGU was based on its VIU which was estimated using a discounted cash flow model using proved plus probable cash flows from an independent reserve report approved by the Board of Directors and an after-tax discount rate of 11%. The recoverable amount was not sufficient to support the carrying amount of the the CGU which resulted in an impairment of $180.0 million recorded as at December 31, 2019. There were no indicators of impairment or impairment reversal identified for the remaining CGUs as at December 31, 2019.

The recoverable amount of the Peace River CGU was calculated at December 31, 2019 using the following benchmark reference prices for the years 2020 to 2029 adjusted for commodity differentials specific to the Company.

	2020	2021	2022	2023	2024	2025	2026	2027	2028	2029
WTI crude oil (US$/bbl)	61.00	63.75	66.18	67.91	69.48	71.07	72.68	74.24	75.73	77.24
WCS heavy oil (CA$/bbl)	57.57	62.35	64.33	66.23	67.97	69.72	71.49	73.20	74.80	76.43
AECO (CA$/GJ)	2.04	2.32	2.62	2.71	2.81	2.89	2.96	3.03	3.09	3.16
Exchange rate (CAD/USD)	1.32	1.30	1.27	1.27	1.27	1.27	1.27	1.27	1.27	1.27

This data is combined with assumptions relating to long-term prices, inflation rates and exchange rates together with estimates of transportation costs and pricing of competing fuels to forecast long-term energy prices, consistent with external sources of information. The prices and costs subsequent to 2029 have been adjusted for inflation at an annual rate of 2.0%.

The following table demonstrates the sensitivity of the estimated recoverable amount of the Peace River CGU to reasonably possible changes in key assumptions inherent in the estimate.

	Change in discount rate of 1%	Change in oil price of $2.50/bbl
Change in impairment expense	$24,000	$88,000

At December 31, 2018, indicators of impairment existed for the Conventional CGU due to a sustained decline in Canadian natural gas prices and a reduction in planned capital exploration and development expenditures. The recoverable amount was not sufficient to support the carrying amount of the CGU which resulted in an impairment of $65.0 million recorded as at December 31, 2018. The recoverable amount of the Conventional CGU was based on its VIU which was estimated using a discounted cash flow model based on an independent reserve report approved by the Board of Directors and a range of pre-tax discount rates between 8% and 20%.

At December 31, 2018, indicators of impairment existed for the Eagle Ford CGU due to the expected development plan outlined by the operator which resulted in a decline in the net present value of the cash flows of the proved plus probable reserves. The recoverable amount was not sufficient to support the carrying amount of the CGU which resulted in an impairment of $220.3 million recorded as at December 31, 2018. The recoverable amount of the Eagle Ford CGU was based on its VIU which was estimated using a discounted cash flow model based on an independent reserve report approved by the Board of Directors and a range of pre-tax discount rates between 8% and 20%.
OTHER PLANT AND EQUIPMENT

	Cost	Accumulated depreciation	Net book value
Balance, December 31, 2017	$62,648	$(53,174)	$9,474
Capital expenditures	1,804	—	1,804
Depreciation	—	(2,050)	(2,050)
Balance, December 31, 2018	$64,452	$(55,224)	$9,228
Capital expenditures	552	—	552
Depreciation	—	(2,182)	(2,182)
Balance, December 31, 2019	$65,004	$(57,406)	$7,598